Enterprise-wide geographic reporting	12 Months Ended
Dec. 31, 2012
Enterprise-wide geographic reporting [Abstract]
Enterprise-wide geographic reporting

Note 16 - Enterprise-wide geographic reporting

The Company designs and sells LCD/LED products. The designing process, selling practice and distribution process are similar for all products. Based on qualitative and quantitative criteria established by the FASB's accounting standard regarding disclosures about segments of an enterprise and related information, the Company considers itself to be operating within one reportable segment.

The Company does not have material long-lived assets located in foreign countries other than PRC. Geographic area data is based on product shipment destination. In accordance with the enterprise-wide disclosure requirements of the accounting standard, the Company's net revenue from external customers by geographic areas is as follows:

	2012	2011	2010

China	$143,877	$276,286	$186,105
International	22,824	36,850	31,196
Total	$166,701	$313,136	$217,301

In 2012, approximately 14% of the revenues were from international sales, 99.9% of which were sold in Hong Kong and 0.1% sold in the U.S.